Share-based payments - Number of outstanding share options (Details) - shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Employee stock option plan
Share-based payments
Outstanding at the beginning (units)	187,323	197,636
Granted during the period (units)	15,663
Exercised during the period (units)	(6,933)	(3,409)
Forfeited		(25,000)
Outstanding at the end (units)	196,053	169,227
Class B complex vesting - related to GDEV Inc. shares
Share-based payments
Outstanding at the beginning (units)	36,789	51,504
Exercised during the period (units)	(14,715)	(14,716)
Outstanding at the end (units)	22,074	36,788